UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED June 30, 2012

                          Check here if Amendment [ ]
                        This Amendment No.  (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                Oppenheimer + Close, Inc.
Address:             119 West 57th Street, Suite 1515, New York, New York 10019
Form 13F File Number: 28-14102

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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Carl K Oppenheimer
Title: President of Oppenheimer + Close, Inc.
Phone: (212) 489-7527 for Carl K. Oppenheimer


Signature, Place, and Date of Signing:

Oppenheimer + Close, Inc.
  By: Mr. Carl K. Oppenheimer, President
      By: /s/ Carl K Oppenheimer
          New York, New York
          July 27, 2012


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 59
Form 13F Information Table Value Total: 117,509 (thousands)

List of Other Included Managers:  NONE

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                                              FORM 13F INFORMATION TABLE
           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5 COLUMN 6 COLUMN 7         COLUMN 8
------------------------------ -------------- --------- -------- ------------------ -------- -------- ------------------------------
                                  TITLE OF                VALUE  SHARES OR SH/ PUT/  INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER              CLASS       CUSIP   (x$1000)  PRN AMT  PRN CALL  DSCRTN  MANAGERS   SOLE   SHARED   NONE
                                                                                      <F1>
------------------------------ -------------- --------- -------- --------- --- ---- -------- -------- ------- ------- --------
3M CO COM                      COM            88579Y101 4456     49733     SH       SOLE              6170            43563
ALLIED HEALTHCARE              PRODS INC      019222108 700      224255    SH       SOLE              224255
BARRICK GOLD CORP              COM            067901108 2149     57113     SH       SOLE              2908            54205
BCSB BANCORP INC COM           COM            055367106 532      39400     SH       SOLE              39400
BOLT TECH CORP                 COM            097698104 1506     100300    SH       SOLE              100300
BRT REALTY TRUST               SH BEN INT NEW 055645303 730      112384    SH       SOLE              112384
CHEVRON CORP NEW COM           COM            166764100 257      2435      SH       SOLE                              2435
CISCO SYSTEMS INC              COM            17275R102 6222     362400    SH       SOLE              182490          179910
CMS BANCORP INC COM            COM            12600U102 122      16218     SH       SOLE              16218
COLONIAL FINL SVCS             COM            19566B101 984      75185     SH       SOLE              75185
CONS TOMOKA LAND CO            COM            210226106 761      26455     SH       SOLE              26455
CORE MARK HLDG CO              COM            218681104 1444     30000     SH       SOLE              30000
CORNING INC COM                COM            219350105 6481     501245    SH       SOLE              240875          260370
EAGLE BANCORP MONT             COM            26942G100 1611     161100    SH       SOLE              161100
ENSCO PLC                      COM            G3157S106 1155     24600     SH       SOLE              24200           400
ESSA BANCORP INC COM           COM            29667D104 1617     149700    SH       SOLE              149700
EVOLUTION PETE CORP            COM            30049A107 227      27200     SH       SOLE              27200
EXXON MOBIL CORP COM           COM            30231G102 676      7900      SH       SOLE                              7900
FEDFIRST FINL CORP             COM            31429C101 1434     100347    SH       SOLE              100347
FIRST CONN BANCORP             COM            319850103 451      33418     SH       SOLE              33418
FREIGHTCAR AMER INC            COM            357023100 594      25840     SH       SOLE              25840
GENCOR INDS INC                COM            368678108 101      13350     SH       SOLE              13350
GREENLIGHT CAPITAL             CLASS A        G4095J109 275      10830     SH       SOLE              10830
HAMPDEN BANCORP INC            COM            40867E107 387      29900     SH       SOLE              29900
HARDINGE INC                   COM            412324303 1203     132210    SH       SOLE              132210
HARRIS & HARRIS                COM            413833104 117      30900     SH       SOLE              30900
HELMERICH & PAYNE              COM            423452101 5204     119690    SH       SOLE              27835           91855
HOME BANCORP INC               COM            43689E107 1055     61591     SH       SOLE              61591
HOME FED BANCORP INC           COM            43708L108 1561     105861    SH       SOLE              105861
HOPFED BANCORP INC             COM            439734104 1420     197188    SH       SOLE              197188
HURCO CO                       COM            447324104 489      23851     SH       SOLE              23851
IF BANCORP INC COM             COM            44951J105 1341     101279    SH       SOLE              101279
INSTEEL INDS INC COM           COM            45774W108 1360     122012    SH       SOLE              122012
INTEL CORP COM                 COM            458140100 675      25346     SH       SOLE              25346
JOHNSON & JOHNSON              COM            478160104 5475     81046     SH       SOLE              24985           56061
LOUISIANA BANCORP              COM            54619P104 167      10400     SH       SOLE              10400
MALVERN FED BANCORP            COM            561410101 581      68400     SH       SOLE              68400
MARKET VECTORS ETF             GOLD MINER ETF 57060U100 9557     213480    SH       SOLE              165170          48310
MARKET VECTORS ETF             JR GOLD MINERS 57060U589 912      47500     SH       SOLE              47500
MICROSOFT CORP                 COM            594918104 6198     202610    SH       SOLE              100950          101660
NAUGATUCK VY FINL              COM            63906P107 1610     209078    SH       SOLE              209078
NEWMONT MNG CORP COM           COM            651639106 2321     47843     SH       SOLE              755             47088
NEWPORT BANCORP INC            COM            651754103 221      16200     SH       SOLE              16200
NORTHEAST CMNTY                COM            664112109 548      103615    SH       SOLE              103615
NUCOR CORP COM                 COM            670346105 811      21400     SH       SOLE              21400
OBA FINANCIAL                  COM            67424G101 1284     86495     SH       SOLE              86495
OCEAN SHORE HLDG CO            COM            67501R103 2737     214663    SH       SOLE              214663
OCONEE FED FINL CORP           COM            675607105 697      53600     SH       SOLE              53600
PEOPLES FEDERAL                COM            711037101 451      27000     SH       SOLE              27000
PFIZER INC COM                 COM            717081103 2756     119815    SH       SOLE              22745           97070
PROVIDENCE &                   COM            743737108 1557     115396    SH       SOLE              115396
QUANEX BLDG PRODS              COM            747619104 1178     65886     SH       SOLE              65886
SEACOR HOLDINGS INC            COM            811904101 6996     78270     SH       SOLE              24310           53960
SI FINL GROUP INC MD           COM            78425V104 3104     269900    SH       SOLE              269900
SP BANCORP INC COM             COM            78468K106 1414     110474    SH       SOLE              110474
SPDR GOLD TR GOLD              GOLD SHS       78463V107 8564     55183     SH       SOLE              38338           16845
STATE INVS BANCORP             COM            857030100 1009     76186     SH       SOLE              76186
SUPERIOR INDUSTRIES            COM            868168105 7103     433915    SH       SOLE              224185          209730
VALERO ENERGY CORP             COM            91913Y100 961      39778     SH       SOLE              39778


<F1>
Certain holdings reported as "Sole" under Column 6 are managed by Oppvest, LLC and Oppvest II, LLC, which are managed by the same individuals as Oppenheimer + Close, Inc. and are considered to be part of the registered investment adviser.

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